Investments and Advances to Equity Method Investments - Schedule of Investments and Advances to Equity Method Investments (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investments and Advances to Equity Method Investments [Line Items]
Investments and advances to equity method investments	$ 63,915	$ 60,643	$ 71,979
FCG [Member]
Schedule of Investments and Advances to Equity Method Investments [Line Items]
Investments and advances to equity method investments	30,793	30,930
PDP [Member]
Schedule of Investments and Advances to Equity Method Investments [Line Items]
Investments and advances to equity method investments	26,040	22,870
Karnival [Member]
Schedule of Investments and Advances to Equity Method Investments [Line Items]
Investments and advances to equity method investments	$ 7,082	$ 6,843